Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
	Summary		Average Summary		Fixed $100
	Compensation Table		Compensation Table	Average	Investment Based
	Total for Principal	Compensation	Total for Non-PEO	Compensation	on Total	Net Income
	Executive Officer	Actually Paid to	Named Executive	Actually Paid to Non-	Shareholder	(Loss)
Year	("PEO")(1)	PEO(2)	Officers ("NEOs")(3)	PEO NEOs(3)	Return ("TSR")(4)	(thousands)(6)
2024	$498,042	$487,213	$199,485	$—	$$2.99	$(15,752)
2023	514,479	426,916	244,283	—	$22.79	(51,602)
2022	636,089	417,047	347,104	342,032	$23.79	(77,525)

(1)	Dr. Litchman was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.

(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$1,505	$(8,035)	$(4,300)	$—	$(10,829)

(3)	For the 2024 fiscal year, our Non-PEO NEO was James Murphy. Mr. Murphy was an external consultant, whose compensation is not included in this table. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEO:

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$—	$—	$—	$—	$—

(4)	Calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price of our common stock at the end and the beginning of the measurement period by the share price of our common stock at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Dr. Litchman was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.
(3)	For the 2024 fiscal year, our Non-PEO NEO was James Murphy. Mr. Murphy was an external consultant, whose compensation is not included in this table. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEO:

PEO Total Compensation Amount	$ 498,042	$ 514,479	$ 636,089
PEO Actually Paid Compensation Amount	$ 487,213	426,916	417,047
Adjustment To PEO Compensation, Footnote
(2)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$1,505	$(8,035)	$(4,300)	$—	$(10,829)

Non-PEO NEO Average Total Compensation Amount	$ 199,485	244,283	347,104
Non-PEO NEO Average Compensation Actually Paid Amount			342,032
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For the 2024 fiscal year, our Non-PEO NEO was James Murphy. Mr. Murphy was an external consultant, whose compensation is not included in this table. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEO:

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 2.99	22.79	23.79
Net Income (Loss)	$ (15,752,000)	$ (51,602,000)	$ (77,525,000)
PEO Name	Dr. Litchman
Equity Awards Adjustments, Footnote

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$1,505	$(8,035)	$(4,300)	$—	$(10,829)

		Plus: Change in	Plus: Vesting Date	Plus: Year-Over-	Plus: Change in
	Less: Grant Date	Value of Awards	Value of Awards	Year Change in	Value of Awards
	Value of Equity	Granted During the	that Vested During	Fair Value of	Vested During the	Dividends on	Total
Year	Awards	Current Year	the Year	Unvested Awards	Current Year	Unvested Awards	Adjustments
2024	$—	$—	$—	$—	$—	$—	$—

PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,829)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,035)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,505
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,300)